Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Jun. 30, 2012
Class A NonVoting Preferred Stock
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Authorized	453,000	453,000
Preferred Stock, Issued	313,438	313,438
Preferred Stock, Outstanding	313,438	313,438
Preferred Stock
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Authorized	567,000	567,000
Preferred Stock, Issued
Preferred Stock, Outstanding
Common Stock
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Authorized	8,500,000	8,500,000
Common Stock, Issued	5,912,905	5,912,905
Common Stock, Outstanding	5,901,262	5,901,262
Class B Common Stock
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Authorized	227,000	227,000
Common Stock, Issued	158	158
Common Stock, Outstanding	158	158
Class C Common Stock
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Authorized	567,000	567,000
Common Stock, Issued	382,513	382,513
Common Stock, Outstanding	382,513	382,513